COMMON STOCK	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
6. COMMON STOCK

Pursuant to the terms and conditions of the merger on February 7, 2011 (see Note 1 and 2) each share of Powerdyne, Inc.’s common stock issued and outstanding immediately prior to the closing of the merger was exchanged for the right to receive 7,520 shares of Powerdyne International, Inc. common stock.

On December 11, 2010, the Company issued 2,000,000 shares of common stock to each of Tiber Creek Corporation and IRAA Fin Serv. for services rendered on behalf of Powerdyne Inc.  The shares were valued at their estimated fair value of $0.01 per share for a total compensation of $40,000.

On December 13, 2010, the Company issued 188,000,000 to Dale Euga, the sole shareholder of Powerdyne Inc. The shares were issued to effect a change of control of the Company in anticipation of the merger that was eventually consummated with Powerdyne, Inc.

On December 13, 2010, the Company issued 12,000,000 shares of common stock to Arthur Read, II, Esq for services rendered on behalf of Powerdyne Inc.  The shares were valued at their estimated fair value of $0.01 per share for a total compensation of $120,000.

Starting in June 2010, the Company entered into various stockholder subscription agreements with private investors in order to provide working capital for the Company. The agreements were sold to private investors at $0.01-$0.03 per share in various share amounts.  The agreement stipulated that the shares of common stock would not be issued to the investors until the execution of the reverse merger agreement and subsequent Initial Public Offering.  During fiscal year 2010, the Company raised $191,900 from the stockholder subscription agreements for the purchase of 19,190,000 shares of common stock.  The Company had $61,915 in common stock subscription receivable as of December 31, 2010.  The 19,190,000 shares of common stock were issued on February 8, 2011.

On February 7, 2011, in connection with the merger, Dale Euga contributed 84,526,666 shares of common stock to the company which were then cancelled. Mr. Euga received no compensation for these shares.

On February 8, 2011, the Company issued 32,500,000 shares of common stock to employees and consultants for services.  The company recorded an expense of $325,000 based on an estimated fair value of $0.01 per share.

During the nine months ended September 30, 2011 the Company raised an additional $390,700 from the stockholder subscription agreements for the purchase of 19,336,664 shares of common stock. In total, the Company has raised $582,600 in cash from common stock subscriptions.

5. COMMON STOCK

Upon incorporation (inception February 2, 2010), the Company authorized 75,000 no par value shares and issued 25,000 of these shares to its sole shareholder. As of December 31, 2010, the Company had one class of capital stock, common stock. No preferred stock was authorized and/or issued.

In June 2010, the Company entered into various stockholder subscription agreements with private investors in order to provide working capital for the Company. The agreements were sold to private investors at $0.01-$0.03 per share in various share amounts.  The agreement stipulated that stock will not be issued to the investors until the execution of the reverse merger agreement and subsequent Initial Public Offering.  During fiscal year 2010, the Company raised $191,900 in relation to the stockholder subscription agreements.  The Company has $61,915 in stock subscription receivable.

On February 7, 2011, Greenmark Acquisition Corporation (“Greenmark”), which was a publicly held Delaware shell corporation with no operations  merged with Powerdyne, Inc. Upon closing of the transaction, Greenmark, the surviving corporation in the merger, change its name to Powerdyne International, Inc.,

The merger is being accounted for as a reverse-merger, and recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”).  Powerdyne, Inc. is the acquirer for financial reporting purposes and Greenmark is the acquired company. Consequently, common stock and the corresponding capital amounts of the Company pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the merger.

On December 11, 2010, Greenmark issued 2,000,000 shares of common stock to each of Tiber Creek Corporation and IRAA Fin Serv. for services rendered on behalf of Powerdyne Inc.  The shares were valued at their estimated fair value of $0.01 per share for a total compensation of $40,000.

On December 13, 2010, Greenmark issued 188,000,000 to Dale Euga, the sole shareholder of Powerdyne Inc. The shares were issued to effect a change of control of the Company in anticipation of the merger that was eventually consummated with Powerdyne, Inc.

On December 13, 2010, Greenmark issued 12,000,000 shares of common stock to Arthur Read, II, Esq for services rendered on behalf of Powerdyne Inc.  The shares were valued at their estimated fair value of $0.01 per share for a total compensation of $120,000.